Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 194,669,903.61
Total Fee Amount	26,883.91
Total Offset Amount	0.00
Net Fee	$ 26,883.91
Offset Table N/A	N/A